Schedule of Investments (unaudited)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 10.4%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	91,055	$2,261,806
Verizon Communications Inc.	54,174	2,206,507
Total Diversified Telecommunication Services		4,468,313
Entertainment — 1.3%
Electronic Arts Inc.	2,881	588,675
Live Nation Entertainment Inc.	1,965	280,012 *
Netflix Inc.	54,426	5,102,982 *
Take-Two Interactive Software Inc.	2,238	572,995 *
TKO Group Holdings Inc.	822	171,798
Walt Disney Co.	22,962	2,612,387
Warner Bros. Discovery Inc.	31,885	918,926 *
Total Entertainment		10,247,775
Interactive Media & Services — 8.0%
Alphabet Inc., Class A Shares	74,712	23,384,856
Alphabet Inc., Class C Shares	59,714	18,738,253
Match Group Inc.	3,053	98,582
Meta Platforms Inc., Class A Shares	27,968	18,461,397
Total Interactive Media & Services		60,683,088
Media — 0.3%
Charter Communications Inc., Class A Shares	1,103	230,251 *
Comcast Corp., Class A Shares	46,652	1,394,428
Fox Corp., Class A Shares	2,661	194,439
Fox Corp., Class B Shares	1,966	127,653
News Corp., Class A Shares	5,001	130,626
News Corp., Class B Shares	1,291	38,252
Omnicom Group Inc.	4,017	324,373
Paramount Skydance Corp., Class B Shares	3,959	53,051
Trade Desk Inc., Class A Shares	5,773	219,143 *
Total Media		2,712,216
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	6,173	1,253,366

Total Communication Services		79,364,758
Consumer Discretionary — 10.3%
Automobile Components — 0.0%††
Aptiv PLC	2,654	201,943 *
Automobiles — 2.4%
Ford Motor Co.	50,541	663,098
General Motors Co.	11,896	967,383
Tesla Inc.	36,085	16,228,146 *
Total Automobiles		17,858,627
Broadline Retail — 3.9%
Amazon.com Inc.	124,926	28,835,419 *
eBay Inc.	5,730	499,083
Total Broadline Retail		29,334,502
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.0%††
Genuine Parts Co.	1,804	$221,820
Pool Corp.	441	100,879
Total Distributors		322,699
Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A Shares	5,476	743,203 *
Booking Holdings Inc.	414	2,217,107
Carnival Corp.	13,758	420,169 *
Chipotle Mexican Grill Inc.	16,749	619,713 *
Darden Restaurants Inc.	1,467	269,957
Domino’s Pizza Inc.	416	173,397
DoorDash Inc., Class A Shares	4,804	1,088,010 *
Expedia Group Inc.	1,498	424,398
Hilton Worldwide Holdings Inc.	2,991	859,165
Las Vegas Sands Corp.	3,869	251,833
Marriott International Inc., Class A Shares	2,868	889,768
McDonald’s Corp.	9,144	2,794,681
MGM Resorts International	2,866	104,580 *
Norwegian Cruise Line Holdings Ltd.	5,623	125,505 *
Royal Caribbean Cruises Ltd.	3,264	910,395
Starbucks Corp.	14,612	1,230,477
Wynn Resorts Ltd.	1,087	130,799
Yum! Brands Inc.	3,560	538,557
Total Hotels, Restaurants & Leisure		13,791,714
Household Durables — 0.2%
DR Horton Inc.	3,556	512,171
Garmin Ltd.	2,073	420,508
Lennar Corp., Class A Shares	2,694	276,943
NVR Inc.	36	262,540 *
PulteGroup Inc.	2,460	288,459
Total Household Durables		1,760,621
Leisure Products — 0.0%††
Hasbro Inc.	1,792	146,944
Specialty Retail — 1.7%
AutoZone Inc.	211	715,606 *
Best Buy Co. Inc.	2,401	160,699
Carvana Co.	1,818	767,232 *
Home Depot Inc.	12,793	4,402,071
Lowe’s Cos. Inc.	7,219	1,740,934
O’Reilly Automotive Inc.	10,852	989,811 *
Ross Stores Inc.	4,190	754,787
TJX Cos. Inc.	14,305	2,197,391
Tractor Supply Co.	6,920	346,069
Ulta Beauty Inc.	561	339,411 *
Williams-Sonoma Inc.	1,518	271,100
Total Specialty Retail		12,685,111
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	1,914	198,425 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Lululemon Athletica Inc.	1,394	$289,687 *
NIKE Inc., Class B Shares	15,295	974,445
Ralph Lauren Corp.	517	182,816
Tapestry Inc.	2,625	335,396
Total Textiles, Apparel & Luxury Goods		1,980,769

Total Consumer Discretionary		78,082,930
Consumer Staples — 4.6%
Beverages — 1.0%
Brown-Forman Corp., Class B Shares	2,049	53,397
Coca-Cola Co.	49,689	3,473,758
Constellation Brands Inc., Class A Shares	1,867	257,571
Keurig Dr Pepper Inc.	17,535	491,156
Molson Coors Beverage Co., Class B Shares	2,093	97,701
Monster Beverage Corp.	9,272	710,884 *
PepsiCo Inc.	17,553	2,519,207
Total Beverages		7,603,674
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	5,690	4,906,715
Dollar General Corp.	2,785	369,764
Dollar Tree Inc.	2,424	298,176 *
Kroger Co.	7,882	492,467
Sysco Corp.	6,071	447,372
Target Corp.	5,890	575,748
Walmart Inc.	56,304	6,272,829
Total Consumer Staples Distribution & Retail		13,363,071
Food Products — 0.4%
Archer-Daniels-Midland Co.	6,135	352,701
Bunge Global SA	1,681	149,743
Campbell’s Co.	2,717	75,723
Conagra Brands Inc.	6,035	104,466
General Mills Inc.	6,921	321,826
Hershey Co.	1,909	347,400
Hormel Foods Corp.	4,116	97,549
JM Smucker Co.	1,375	134,489
Kraft Heinz Co.	10,631	257,802
Lamb Weston Holdings Inc.	1,662	69,621
McCormick & Co. Inc., Non Voting Shares	3,325	226,466
Mondelez International Inc., Class A Shares	16,585	892,771
Tyson Foods Inc., Class A Shares	3,623	212,380
Total Food Products		3,242,937
Household Products — 0.8%
Church & Dwight Co. Inc.	2,997	251,298
Clorox Co.	1,485	149,733
Colgate-Palmolive Co.	10,363	818,884
Kimberly-Clark Corp.	4,284	432,213
Procter & Gamble Co.	30,014	4,301,306
Total Household Products		5,953,434
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,168	$331,753
Kenvue Inc.	24,822	428,179
Total Personal Care Products		759,932
Tobacco — 0.6%
Altria Group Inc.	21,581	1,244,360
Philip Morris International Inc.	19,984	3,205,434
Total Tobacco		4,449,794

Total Consumer Staples		35,372,842
Energy — 2.8%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,628	575,079
Halliburton Co.	11,091	313,431
SLB Ltd.	19,423	745,455
Total Energy Equipment & Services		1,633,965
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	4,492	109,874
Chevron Corp.	24,322	3,706,916
ConocoPhillips	15,899	1,488,305
Coterra Energy Inc.	9,936	261,516
Devon Energy Corp.	7,890	289,011
Diamondback Energy Inc.	2,447	367,858
EOG Resources Inc.	6,895	724,044
EQT Corp.	7,868	421,725
Expand Energy Corp.	3,010	332,184
Exxon Mobil Corp.	54,173	6,519,179
Kinder Morgan Inc.	25,400	698,246
Marathon Petroleum Corp.	3,803	618,482
Occidental Petroleum Corp.	9,042	371,807
ONEOK Inc.	7,993	587,485
Phillips 66	5,222	673,847
Targa Resources Corp.	2,703	498,703
Texas Pacific Land Corp.	759	218,000
Valero Energy Corp.	3,948	642,695
Williams Cos. Inc.	15,750	946,732
Total Oil, Gas & Consumable Fuels		19,476,609

Total Energy		21,110,574
Financials — 13.2%
Banks — 3.6%
Bank of America Corp.	86,323	4,747,765
Citigroup Inc.	23,003	2,684,220
Citizens Financial Group Inc.	5,574	325,577
Fifth Third Bancorp	8,462	396,106
Huntington Bancshares Inc.	20,320	352,552
JPMorgan Chase & Co.	34,963	11,265,778
KeyCorp	11,720	241,901
M&T Bank Corp.	1,946	392,080
PNC Financial Services Group Inc.	4,997	1,043,024
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Regions Financial Corp.	11,284	$305,796
Truist Financial Corp.	16,540	813,933
US Bancorp	20,035	1,069,068
Wells Fargo & Co.	40,324	3,758,197
Total Banks		27,395,997
Capital Markets — 3.4%
Ameriprise Financial Inc.	1,187	582,034
Ares Management Corp., Class A Shares	2,655	429,128
Bank of New York Mellon Corp.	8,874	1,030,183
Blackrock Inc.	1,855	1,985,481
Blackstone Inc.	9,491	1,462,943
Cboe Global Markets Inc.	1,370	343,870
Charles Schwab Corp.	21,446	2,142,670
CME Group Inc.	4,629	1,264,087
Coinbase Global Inc., Class A Shares	2,932	663,043 *
FactSet Research Systems Inc.	480	139,291
Franklin Resources Inc.	3,685	88,035 (a)
Goldman Sachs Group Inc.	3,854	3,387,666
Interactive Brokers Group Inc., Class A Shares	5,811	373,705
Intercontinental Exchange Inc.	7,374	1,194,293
Invesco Ltd.	5,420	142,383
KKR & Co. Inc.	8,815	1,123,736
Moody’s Corp.	1,959	1,000,755
Morgan Stanley	15,523	2,755,798
MSCI Inc.	954	547,338
Nasdaq Inc.	5,710	554,612
Northern Trust Corp.	2,459	335,875
Raymond James Financial Inc.	2,300	369,357
Robinhood Markets Inc., Class A Shares	10,099	1,142,197 *
S&P Global Inc.	3,982	2,080,953
State Street Corp.	3,524	454,631
T. Rowe Price Group Inc.	2,837	290,452
Total Capital Markets		25,884,516
Consumer Finance — 0.6%
American Express Co.	6,903	2,553,765
Capital One Financial Corp.	8,180	1,982,505
Synchrony Financial	4,696	391,787
Total Consumer Finance		4,928,057
Financial Services — 3.8%
Apollo Global Management Inc.	5,976	865,086
Berkshire Hathaway Inc., Class B Shares	23,546	11,835,397 *
Block Inc.	6,911	449,837 *
Corpay Inc.	872	262,411 *
Fidelity National Information Services Inc.	6,788	451,131
Fiserv Inc.	6,864	461,055 *
Global Payments Inc.	3,096	239,630
Jack Henry & Associates Inc.	930	169,706
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Mastercard Inc., Class A Shares	10,528	$6,010,225
PayPal Holdings Inc.	11,924	696,123
Visa Inc., Class A Shares	21,672	7,600,587
Total Financial Services		29,041,188
Insurance — 1.8%
Aflac Inc.	6,049	667,023
Allstate Corp.	3,362	699,800
American International Group Inc.	7,044	602,614
Aon PLC, Class A Shares	2,787	983,477
Arch Capital Group Ltd.	4,696	450,440 *
Arthur J Gallagher & Co.	3,312	857,113
Assurant Inc.	639	153,903
Brown & Brown Inc.	3,701	294,970
Chubb Ltd.	4,705	1,468,525
Cincinnati Financial Corp.	1,957	319,617
Erie Indemnity Co., Class A Shares	301	86,282
Everest Group Ltd.	564	191,393
Globe Life Inc.	971	135,804
Hartford Insurance Group Inc.	3,507	483,265
Loews Corp.	2,124	223,678
Marsh & McLennan Cos. Inc.	6,341	1,176,382
MetLife Inc.	7,057	557,080
Principal Financial Group Inc.	2,522	222,466
Progressive Corp.	7,512	1,710,633
Prudential Financial Inc.	4,521	510,330
Travelers Cos. Inc.	2,879	835,083
Willis Towers Watson PLC	1,245	409,107
WR Berkley Corp.	3,903	273,678
Total Insurance		13,312,663

Total Financials		100,562,421
Health Care — 9.5%
Biotechnology — 1.7%
AbbVie Inc.	22,686	5,183,524
Amgen Inc.	6,909	2,261,385
Biogen Inc.	1,844	324,526 *
Gilead Sciences Inc.	15,918	1,953,775
Incyte Corp.	2,133	210,676 *
Moderna Inc.	4,640	136,834 *
Regeneron Pharmaceuticals Inc.	1,293	998,028
Vertex Pharmaceuticals Inc.	3,275	1,484,754 *
Total Biotechnology		12,553,502
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	22,306	2,794,719
Align Technology Inc.	864	134,913 *
Baxter International Inc.	6,454	123,336
Becton Dickinson & Co.	3,640	706,415
Boston Scientific Corp.	19,006	1,812,222 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Cooper Cos. Inc.	2,533	$207,605 *
Dexcom Inc.	5,128	340,345 *
Edwards Lifesciences Corp.	7,497	639,119 *
GE HealthCare Technologies Inc.	5,831	478,259
Hologic Inc.	2,960	220,490 *
IDEXX Laboratories Inc.	1,015	686,678 *
Insulet Corp.	934	265,480 *
Intuitive Surgical Inc.	4,549	2,576,372 *
Medtronic PLC	16,454	1,580,571
ResMed Inc.	1,867	449,704
Solventum Corp.	2,011	159,352 *
STERIS PLC	1,229	311,576
Stryker Corp.	4,410	1,549,983
Zimmer Biomet Holdings Inc.	2,612	234,871
Total Health Care Equipment & Supplies		15,272,010
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	3,059	628,624
Cencora Inc.	2,489	840,660
Centene Corp.	6,007	247,188 *
Cigna Group	3,439	946,516
CVS Health Corp.	16,317	1,294,917
DaVita Inc.	417	47,375 *
Elevance Health Inc.	2,837	994,510
HCA Healthcare Inc.	2,052	957,997
Henry Schein Inc.	1,199	90,620 *
Humana Inc.	1,537	393,672
Labcorp Holdings Inc.	1,069	268,191
McKesson Corp.	1,585	1,300,160
Molina Healthcare Inc.	685	118,875 *
Quest Diagnostics Inc.	1,418	246,065
UnitedHealth Group Inc.	11,634	3,840,500
Universal Health Services Inc., Class B Shares	686	149,562
Total Health Care Providers & Services		12,365,432
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	3,673	499,785
Bio-Techne Corp.	2,062	121,266
Charles River Laboratories International Inc.	593	118,292 *
Danaher Corp.	8,070	1,847,384
IQVIA Holdings Inc.	2,168	488,689 *
Mettler-Toledo International Inc.	263	366,672 *
Revvity Inc.	1,493	144,448
Thermo Fisher Scientific Inc.	4,820	2,792,949
Waters Corp.	773	293,609 *
West Pharmaceutical Services Inc.	939	258,356
Total Life Sciences Tools & Services		6,931,450
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	26,130	1,409,452
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Eli Lilly & Co.	10,196	$10,957,437
Johnson & Johnson	30,921	6,399,101
Merck & Co. Inc.	31,851	3,352,636
Pfizer Inc.	72,976	1,817,103
Viatris Inc.	15,260	189,987
Zoetis Inc.	5,689	715,790
Total Pharmaceuticals		24,841,506

Total Health Care		71,963,900
Industrials — 8.0%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	1,023	580,992 *
Boeing Co.	10,071	2,186,616 *
General Dynamics Corp.	3,252	1,094,818
General Electric Co.	13,539	4,170,418
Howmet Aerospace Inc.	5,121	1,049,908
Huntington Ingalls Industries Inc.	502	170,715
L3Harris Technologies Inc.	2,367	694,880
Lockheed Martin Corp.	2,630	1,272,052
Northrop Grumman Corp.	1,720	980,761
RTX Corp.	17,204	3,155,214
Textron Inc.	2,351	204,937
TransDigm Group Inc.	726	965,471
Total Aerospace & Defense		16,526,782
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	1,524	244,998
Expeditors International of Washington Inc.	1,740	259,278
FedEx Corp.	2,787	805,053
United Parcel Service Inc., Class B Shares	9,491	941,412
Total Air Freight & Logistics		2,250,741
Building Products — 0.4%
Allegion PLC	1,072	170,684
AO Smith Corp.	1,334	89,218
Builders FirstSource Inc.	1,428	146,927 *
Carrier Global Corp.	10,080	532,627
Johnson Controls International PLC	7,855	940,636
Lennox International Inc.	428	207,828
Masco Corp.	2,576	163,473
Trane Technologies PLC	2,850	1,109,220
Total Building Products		3,360,613
Commercial Services & Supplies — 0.4%
Cintas Corp.	4,356	819,233
Copart Inc.	11,363	444,862 *
Republic Services Inc.	2,594	549,747
Rollins Inc.	3,869	232,217
Veralto Corp.	3,239	323,187
Waste Management Inc.	4,752	1,044,062
Total Commercial Services & Supplies		3,413,308
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.2%
Comfort Systems USA Inc.	453	$422,780
EMCOR Group Inc.	566	346,273
Quanta Services Inc.	1,929	814,154
Total Construction & Engineering		1,583,207
Electrical Equipment — 0.8%
AMETEK Inc.	2,929	601,353
Eaton Corp. PLC	4,991	1,589,683
Emerson Electric Co.	7,220	958,238
GE Vernova Inc.	3,484	2,277,038
Generac Holdings Inc.	698	95,186 *
Hubbell Inc.	688	305,548
Rockwell Automation Inc.	1,464	569,599
Total Electrical Equipment		6,396,645
Ground Transportation — 0.8%
CSX Corp.	23,966	868,767
J.B. Hunt Transport Services Inc.	953	185,206
Norfolk Southern Corp.	2,880	831,514
Old Dominion Freight Line Inc.	2,415	378,672
Uber Technologies Inc.	26,681	2,180,105 *
Union Pacific Corp.	7,613	1,761,039
Total Ground Transportation		6,205,303
Industrial Conglomerates — 0.4%
3M Co.	6,825	1,092,682
Honeywell International Inc.	8,153	1,590,569
Total Industrial Conglomerates		2,683,251
Machinery — 1.6%
Caterpillar Inc.	6,010	3,442,949
Cummins Inc.	1,775	906,049
Deere & Co.	3,230	1,503,791
Dover Corp.	1,800	351,432
Fortive Corp.	4,084	225,478
IDEX Corp.	912	162,281
Illinois Tool Works Inc.	3,422	842,838
Ingersoll Rand Inc.	4,580	362,828
Nordson Corp.	674	162,050
Otis Worldwide Corp.	5,074	443,214
PACCAR Inc.	6,760	740,288
Parker-Hannifin Corp.	1,629	1,431,826
Pentair PLC	2,017	210,050
Snap-on Inc.	685	236,051
Stanley Black & Decker Inc.	2,069	153,685
Westinghouse Air Brake Technologies Corp.	2,184	466,175
Xylem Inc.	3,114	424,064
Total Machinery		12,065,049
Passenger Airlines — 0.2%
Delta Air Lines Inc.	8,344	579,074
Southwest Airlines Co.	6,734	278,316
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — continued
United Airlines Holdings Inc.	4,164	$465,618 *
Total Passenger Airlines		1,323,008
Professional Services — 0.5%
Automatic Data Processing Inc.	5,186	1,333,995
Broadridge Financial Solutions Inc.	1,458	325,382
Dayforce Inc.	2,176	150,492 *
Equifax Inc.	1,534	332,847
Jacobs Solutions Inc.	1,604	212,466
Leidos Holdings Inc.	1,683	303,613
Paychex Inc.	4,132	463,528
Paycom Software Inc.	590	94,023
Verisk Analytics Inc.	1,809	404,655
Total Professional Services		3,621,001
Trading Companies & Distributors — 0.2%
Fastenal Co.	14,737	591,396
United Rentals Inc.	828	670,117
W.W. Grainger Inc.	554	559,013
Total Trading Companies & Distributors		1,820,526

Total Industrials		61,249,434
Information Technology — 34.0%
Communications Equipment — 0.9%
Arista Networks Inc.	13,258	1,737,196 *
Cisco Systems Inc.	50,589	3,896,870
F5 Inc.	749	191,190 *
Motorola Solutions Inc.	2,137	819,155
Total Communications Equipment		6,644,411
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	15,712	2,123,320
CDW Corp.	1,684	229,361
Corning Inc.	10,019	877,264
Jabil Inc.	1,393	317,632
Keysight Technologies Inc.	2,216	450,269 *
TE Connectivity PLC	3,745	852,025
Teledyne Technologies Inc.	606	309,502 *
Zebra Technologies Corp., Class A Shares	655	159,047 *
Total Electronic Equipment, Instruments & Components		5,318,420
IT Services — 0.9%
Accenture PLC, Class A Shares	7,963	2,136,473
Akamai Technologies Inc.	1,782	155,480 *
Cognizant Technology Solutions Corp., Class A Shares	6,247	518,501
EPAM Systems Inc.	678	138,909 *
Gartner Inc.	930	234,620 *
GoDaddy Inc., Class A Shares	1,716	212,921 *
International Business Machines Corp.	12,000	3,554,520
VeriSign Inc.	1,073	260,685
Total IT Services		7,212,109
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices Inc.	20,908	$4,477,657 *
Analog Devices Inc.	6,336	1,718,323
Applied Materials Inc.	10,229	2,628,751
Broadcom Inc.	60,641	20,987,850
First Solar Inc.	1,399	365,461 *
Intel Corp.	57,586	2,124,923 *
KLA Corp.	1,687	2,049,840
Lam Research Corp.	16,129	2,760,962
Microchip Technology Inc.	6,951	442,918
Micron Technology Inc.	14,415	4,114,185
Monolithic Power Systems Inc.	611	553,786
NVIDIA Corp.	312,036	58,194,714
NXP Semiconductors NV	3,235	702,189
ON Semiconductor Corp.	5,174	280,172 *
Qnity Electronics Inc.	2,689	219,557
QUALCOMM Inc.	13,756	2,352,964
Skyworks Solutions Inc.	1,868	118,450
Teradyne Inc.	2,023	391,572
Texas Instruments Inc.	11,668	2,024,281
Total Semiconductors & Semiconductor Equipment		106,508,555
Software — 10.2%
Adobe Inc.	5,368	1,878,746 *
AppLovin Corp., Class A Shares	3,476	2,342,198 *
Autodesk Inc.	2,732	808,699 *
Cadence Design Systems Inc.	3,495	1,092,467 *
CrowdStrike Holdings Inc., Class A Shares	3,222	1,510,345 *
Datadog Inc., Class A Shares	4,225	574,558 *
Fair Isaac Corp.	302	510,567 *
Fortinet Inc.	8,227	653,306 *
Gen Digital Inc.	7,179	195,197
Intuit Inc.	3,580	2,371,464
Microsoft Corp.	95,439	46,156,209
Oracle Corp.	21,599	4,209,861
Palantir Technologies Inc., Class A Shares	29,332	5,213,763 *
Palo Alto Networks Inc.	8,780	1,617,276 *
PTC Inc.	1,535	267,412 *
Roper Technologies Inc.	1,372	610,719
Salesforce Inc.	12,224	3,238,260
ServiceNow Inc.	13,316	2,039,878 *
Synopsys Inc.	2,386	1,120,752 *
Trimble Inc.	2,949	231,054 *
Tyler Technologies Inc.	557	252,850 *
Workday Inc., Class A Shares	2,787	598,592 *
Total Software		77,494,173
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	189,743	51,583,532
Dell Technologies Inc., Class C Shares	3,879	488,289
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	16,575	$398,131
HP Inc.	12,054	268,563
NetApp Inc.	2,584	276,721
Sandisk Corp.	1,788	424,435 *
Seagate Technology Holdings PLC	2,797	770,266
Super Micro Computer Inc.	6,312	184,752 *
Western Digital Corp.	4,428	762,812
Total Technology Hardware, Storage & Peripherals		55,157,501

Total Information Technology		258,335,169
Materials — 1.8%
Chemicals — 0.9%
Air Products & Chemicals Inc.	2,834	700,055
Albemarle Corp.	1,524	215,554
CF Industries Holdings Inc.	1,909	147,642
Corteva Inc.	8,735	585,507
Dow Inc.	9,415	220,123
DuPont de Nemours Inc.	5,378	216,196
Ecolab Inc.	3,292	864,216
International Flavors & Fragrances Inc.	3,400	229,126
Linde PLC	5,998	2,557,487
LyondellBasell Industries NV, Class A Shares	3,230	139,859
Mosaic Co.	4,295	103,466
PPG Industries Inc.	2,808	287,708
Sherwin-Williams Co.	2,963	960,101
Total Chemicals		7,227,040
Construction Materials — 0.3%
CRH PLC	8,627	1,076,650
Martin Marietta Materials Inc.	764	475,712
Vulcan Materials Co.	1,688	481,451
Total Construction Materials		2,033,813
Containers & Packaging — 0.2%
Amcor PLC	29,439	245,521
Avery Dennison Corp.	1,043	189,701
Ball Corp.	3,276	173,530
International Paper Co.	6,841	269,467
Packaging Corp. of America	1,157	238,608
Smurfit WestRock PLC	6,608	255,531
Total Containers & Packaging		1,372,358
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	18,232	926,003
Newmont Corp.	14,031	1,400,995
Nucor Corp.	2,960	482,806
Steel Dynamics Inc.	1,728	292,810
Total Metals & Mining		3,102,614

Total Materials		13,735,825
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 1.8%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,838	$89,952
Healthpeak Properties Inc.	8,279	133,126
Ventas Inc.	5,976	462,423
Welltower Inc.	8,789	1,631,326
Total Health Care REITs		2,316,827
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	143,897
Industrial REITs — 0.2%
Prologis Inc.	11,901	1,519,282
Office REITs — 0.0%††
BXP Inc.	1,798	121,329
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,764	605,213 *
CoStar Group Inc.	5,433	365,315 *
Total Real Estate Management & Development		970,528
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,868	338,687
Camden Property Trust	1,372	151,030
Equity Residential	4,584	288,975
Essex Property Trust Inc.	809	211,699
Invitation Homes Inc.	7,455	207,175
Mid-America Apartment Communities Inc.	1,474	204,753
UDR Inc.	4,060	148,921
Total Residential REITs		1,551,240
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	105,034
Kimco Realty Corp.	8,851	179,410
Realty Income Corp.	11,804	665,391
Regency Centers Corp.	2,200	151,866
Simon Property Group Inc.	4,236	784,126
Total Retail REITs		1,885,827
Specialized REITs — 0.7%
American Tower Corp.	6,025	1,057,809
Crown Castle Inc.	5,647	501,849
Digital Realty Trust Inc.	4,176	646,069
Equinix Inc.	1,269	972,257
Extra Space Storage Inc.	2,728	355,240
Iron Mountain Inc.	3,780	313,551
Public Storage	2,055	533,273
SBA Communications Corp.	1,338	258,809
VICI Properties Inc.	13,567	381,504
Weyerhaeuser Co.	9,134	216,384
Total Specialized REITs		5,236,745

Total Real Estate		13,745,675
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Utilities — 2.2%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,377	$219,539
American Electric Power Co. Inc.	6,804	784,569
Constellation Energy Corp.	4,009	1,416,259
Duke Energy Corp.	9,992	1,171,162
Edison International	4,985	299,200
Entergy Corp.	5,771	533,414
Evergy Inc.	2,897	210,004
Eversource Energy	4,915	330,927
Exelon Corp.	12,965	565,144
FirstEnergy Corp.	6,518	291,811
NextEra Energy Inc.	26,712	2,144,439
NRG Energy Inc.	2,505	398,896
PG&E Corp.	28,377	456,018
Pinnacle West Capital Corp.	1,479	131,187
PPL Corp.	9,742	341,165
Southern Co.	14,074	1,227,253
Xcel Energy Inc.	7,475	552,104
Total Electric Utilities		11,073,091
Gas Utilities — 0.0%††
Atmos Energy Corp.	2,047	343,139
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,472	121,489
Vistra Corp.	4,122	665,002
Total Independent Power and Renewable Electricity Producers		786,491
Multi-Utilities — 0.6%
Ameren Corp.	3,480	347,513
CenterPoint Energy Inc.	8,456	324,203
CMS Energy Corp.	3,996	279,440
Consolidated Edison Inc.	4,713	468,095
Dominion Energy Inc.	10,815	633,651
DTE Energy Co.	2,709	349,407
NiSource Inc.	6,267	261,710
Public Service Enterprise Group Inc.	6,421	515,606
Sempra	8,432	744,461
WEC Energy Group Inc.	4,108	433,230
Total Multi-Utilities		4,357,316
Water Utilities — 0.0%††
American Water Works Co. Inc.	2,560	334,080

Total Utilities		16,894,117
Total Investments before Short-Term Investments (Cost — $266,760,983)		750,417,645
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $8,926,981)	3.658%	8,926,981	$8,926,981 (b)
Total Investments — 99.8% (Cost — $275,687,964)			759,344,626
Other Assets in Excess of Liabilities — 0.2%			1,181,308
Total Net Assets — 100.0%			$760,525,934

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	29	3/26	$10,009,448	$9,994,125	$(15,323)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$750,417,645	—	—	$750,417,645
Short-Term Investments†	8,926,981	—	—	8,926,981
Total Investments	$759,344,626	—	—	$759,344,626
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$15,323	—	—	$15,323

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2025:

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$85,234	—	—	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Franklin Resources Inc.	—	$1,216	$2,801	$88,035

Franklin S&P 500 Index Fund 2025 Quarterly Report